Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ 231	$ (67)	$ (123)	$ (284)	$ 1,332
Net actuarial gains (losses) on plan assets	(220)	(9)	84	113	(869)
Changes in asset ceiling excluding interest income			1	(1)
Net remeasurement gains (losses) recognized in OCI	11	(76)	(38)	(172)	463
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	14	(3)	(6)	(12)	74
Net remeasurement gains (losses) recognized in OCI	$ 14	$ (3)	$ (6)	$ (12)	$ 74